Financial Risks Management - Sensitivity of Group's Cash and Cash Equivalents and Expenses to Variation 10% of US Dollar against Euro (Details)	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)		Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Foreign Exchange Rates [Line Items]
Cash and cash equivalents	€ 171,029,000		€ 276,748,000		€ 207,240,000	[1]
Euros equivalent to US dollar	0.87755	0.012271	0.89341	0.0112341	0.84758		0.01145
10% Increase Decrease in US Dollar vs Euro
Foreign Exchange Rates [Line Items]
Cash and cash equivalents	€ 90,637,000		€ 136,582,000		€ 1,038,000			$ 111,221,000	$ 153,438,000	$ 1,188,000
Expenses	38,528,000	$ 47,277,000	35,922,000	$ 40,355,000	8,396,000		$ 9,613,000
10% Increase of US Dollar vs Euro
Foreign Exchange Rates [Line Items]
Cash and cash equivalents	100,708,000		151,758,000		1,153,000
Expenses	42,808,000		39,914,000		9,328,000
10% Decrease of US Dollar vs Euro
Foreign Exchange Rates [Line Items]
Cash and cash equivalents	82,398,000		124,166,000		944,000
Expenses	€ 35,025,000		€ 32,657,000		€ 7,632,000

[1]	The Group applied IFRS 16 “Leases” from January 1, 2019 using the modified retrospective method, and therefore, the comparative information for 2018 has not been restated. The impact of this application is presented in note 4.7 Application of the new IFRS 16 standard.